EQUITY (Table)	12 Months Ended
Dec. 31, 2017
EQUITY.
Schedule of share capital

	Ordinary shares (20¢)		Deferred shares (£1.00)		Total
	Thousand	$ million	Thousand	$ million	$ million
Authorised
At 31 December 2015	1,223,591	245	50	–	245
At 31 December 2016	1,223,591	245	50	–	245
At 31 December 2017	1,223,591	245	50	–	245
Allotted, issued and fully paid
At 1 January 2015	917,942	184	50	–	184
Share options	1,855	–	–	–	–
Shares cancelled	(4,350)	(1)	–	–	(1)
At 31 December 2015	915,447	183	50	–	183
Share options	1,283	–	–	–	–
Shares cancelled	(13,007)	(3)	–	–	(3)
At 31 December 2016	903,723	180	50	–	180
Share options	655	–	–	–	–
Shares cancelled	(13,523)	(2)	–	–	(2)
At 31 December 2017	890,855	178	50	–	178

Schedule of the capital

	2017	2016	2015
	$ million	$ million	$ million
Share capital	178	180	183
Share premium	605	600	590
Capital redemption reserve	17	15	12
Treasury shares	(257)	(432)	(294)
Retained earnings and other reserves	4,101	3,595	3,475
	4,644	3,958	3,966

Schedule of treasury shares

The movements in Treasury shares and the Employees’ Share Trust are as follows:

		Employees’
	Treasury	Share Trust	Total
	$ million	$ million	$ million
At 1 January 2016	264	30	294
Shares purchased	368	–	368
Shares transferred from treasury	(18)	18	–
Shares transferred to Group beneficiaries	(13)	(27)	(40)
Shares cancelled	(190)	–	(190)
At 31 December 2016	411	21	432
Shares purchased	52	–	52
Shares transferred from treasury	(19)	19	–
Shares transferred to Group beneficiaries	(9)	(17)	(26)
Shares cancelled	(201)	–	(201)
At 31 December 2017	234	23	257

	Number	Number	Number
	of shares	of shares	of shares
	million	million	million
At 1 January 2016	18.9	2.3	21.2
Shares purchased	24.0	–	24.0
Shares transferred from treasury	(1.2)	1.2	–
Shares transferred to Group beneficiaries	(0.9)	(2.0)	(2.9)
Shares cancelled	(13.0)	–	(13.0)
At 31 December 2016	27.8	1.5	29.3
Shares purchased	3.2	–	3.2
Shares transferred from treasury	(1.3)	1.3	–
Shares transferred to Group beneficiaries	(0.6)	(1.2)	(1.8)
Shares cancelled	(13.5)	–	(13.5)
At 31 December 2017	15.6	1.6	17.2

Schedule of dividends

	2017	2016	2015
	$ million	$ million	$ million
The following dividends were declared and paid in the year:
Ordinary final of 18.5¢ for 2016 (2015: 19.0¢, 2014: 18.6¢) paid 10 May 2017	162	170	166
Ordinary interim of 12.3¢ for 2017 (2016: 12.3¢, 2015: 11.8¢) paid 1 November 2017	107	109	106
	269	279	272